Secured Investor Certificates - Maturity Schedule Secured Investor Certificates (Details) - USD ($)	6 Months Ended		12 Months Ended							135 Months Ended
	Dec. 31, 2017	Jun. 30, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2032
Secured Investor Certificate Maturity Schedule		$ 29,091,000							$ 28,246,000
Secured Investor Certificates
Secured Investor Certificate Maturity Schedule	$ 884,000		$ 4,058,000	$ 2,333,000	$ 4,116,000	$ 2,803,000	$ 4,149,000	$ 3,120,000		$ 13,551,000
Secured Investor Certificate Maturity Schedule (2)										$ 11,816,000